Summary of Significant Accounting Policies (Details Textual) $ / shares in Units, ¥ in Thousands			1 Months Ended		12 Months Ended
	Apr. 20, 2014 USD ($)	Apr. 20, 2014 CNY (¥)	May. 31, 2014 USD ($)	May. 31, 2014 CNY (¥)	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2015 CNY (¥) shares	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2013 USD ($)	Dec. 31, 2014 CNY (¥) shares	Dec. 31, 2012 USD ($)
Summary of Significant Accounting Policies (Textual)
Accumulated deficit					$ (3,085,757)		$ (3,197,042)
Working capital deficit					3,834,223
Cash outflow from operating activities					(986,028)		(139,648)	$ (3,193,249)
Cash and cash equivalents					680,877		740,532	667,024		$ 407,323
Impairment charges					0		10,001	0
Allowance for doubtful accounts					125,103		132,301
Investment in gold held for trading					21,517		22,755
Other current assets					1,004,650		1,030,666
Advances from customers					48,842		36,959
Shipping and handling costs					335,050		264,168	264,483
Employee benefit costs					370,985		243,493	109,460
Advertising costs					83,612		196,412	127,911
Foreign currency translation adjustments					$ 318,131		$ 6,756	16,042
Foreign currency translation adjustment, Description					Asset and liability accounts at December 31, 2015 and 2014 were translated at 6.4917 RMB to $1.00 and 6.1385 RMB to $1.00, respectively, which were the exchange rates on the balance sheet dates. Equity accounts were stated at their historical rate. The average translation rates applied to the statements of income for the years ended December 31, 2015, 2014, and 2013 were 6.2288 RMB, 6.1432 RMB, and 6.1905 RMB to $1.00, respectively.	Asset and liability accounts at December 31, 2015 and 2014 were translated at 6.4917 RMB to $1.00 and 6.1385 RMB to $1.00, respectively, which were the exchange rates on the balance sheet dates. Equity accounts were stated at their historical rate. The average translation rates applied to the statements of income for the years ended December 31, 2015, 2014, and 2013 were 6.2288 RMB, 6.1432 RMB, and 6.1905 RMB to $1.00, respectively.
Issuance of common stock | shares					184,126,166		123,000,000		123,000,000
Planning to issue common stock shares					$ 6,723,878
Preferred stock, par value | $ / shares					$ 0.001		$ 0.001
Due from related party					$ 341,316		$ 1,090,660
Loan amount					$ 31,657,010
Loss from changes in fair value of investments							(10,001)
Short-term loans					$ 11,234,345		13,912,194
Shares issued price per share | $ / shares					$ 0.11
Value of shares issued					$ 11,630		90,000
Dividend payment restricted percentage					90.00%	90.00%
Advances to suppliers					$ 76,472		278,257
Common stock value issued					184,126		123,000
Due to related parties, Current					23,978		742,399
Additional Paid in Capital							2,761,893	2,142,989	¥ 17,000
Chief Executive Officer [Member]
Summary of Significant Accounting Policies (Textual)
Loan amount					$ 31,329,000
Common Stock [Member]
Summary of Significant Accounting Policies (Textual)
Issuance of common stock | shares					61,126,166
Share price | $ / shares					$ 0.11
Planning to issue common stock shares | shares					61,126,166	61,126,166
Planning to issue common stock shares					$ 61,126
Common Stock [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Textual)
Planning to issue common stock shares | shares					70,000,000	70,000,000
Preferred Stock [Member]
Summary of Significant Accounting Policies (Textual)
Buy back of preferred stock | shares					78,370,000	78,370,000
Preferred stock, par value | $ / shares					$ 0.09
Laifeng Anpulo Yunxing Transportation [Member]
Summary of Significant Accounting Policies (Textual)
Working Capital					$ 481,000
Due from related party					10,321
Loan amount					477,000
Fair value change of held for sale investment					8,557		16,366
Laifeng Fangchi Hotel [Member]
Summary of Significant Accounting Policies (Textual)
Fair value change of held for sale investment					38,995		166,697
Laifeng Fengming Manor Hotel Management [Member]
Summary of Significant Accounting Policies (Textual)
Fair value change of held for sale investment					22,231
Additional Paid in Capital							$ 2,950,000
Operating rights contractual term							20 years
Transfer of rights and obligation	$ 2,700,000	¥ 17,000
Amount collected for rights and obligation transferred			$ 1,954,493	¥ 12,000
Amount to be collected for rights and obligation transferred					848,924	¥ 5
Mr. Wenping Luo [Member]
Summary of Significant Accounting Policies (Textual)
Due from related party					328,376		$ 661,820
Advances to suppliers					$ 160,000		80,579
Due to related parties, Current							5,937,000
Additional Paid in Capital							5,275,000
Interest expenses percentage					4.35%	4.35%
Wuhan Shanqing Meiyao Trading Co., Ltd. [Member]
Summary of Significant Accounting Policies (Textual)
Working Capital					$ 18,000
Repayment of working capital					32,000
Due from related party					13,560
Fair value change of held for sale investment					42,232		18,939
Linhao Tuweicai Restaurant [Member]
Summary of Significant Accounting Policies (Textual)
Working Capital					90,000
Repayment of working capital					44,000
Due from related party					6,105
Fair value change of held for sale investment							39,734
Ms. Jinfeng Hu [Member]
Summary of Significant Accounting Policies (Textual)
Advances to suppliers					4,313		80,579
Due to related parties, Current					160,000		$ 80,579
Taij Capital Limited [Member]
Summary of Significant Accounting Policies (Textual)
Advances to suppliers								$ 28,803
Junyi Luo [Member]
Summary of Significant Accounting Policies (Textual)
Due from related party					2,619
Loan amount					$ 2,700